BORROWINGS	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
(a)Non-Recourse Borrowings
The current and non-current balances of non-recourse borrowings are as follows:

	As of
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Current	$1,214	$667
Non-current	11,955	11,511
Total	$13,169	$12,178
Non-recourse borrowings increased as compared to December 31, 2024 due to incremental net borrowings of $0.4 billion and the impact of foreign exchange of $0.6 billion driven by the appreciation of the British pound and Brazilian real relative to the U.S. dollar.
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Total
2026	$1,303
2027	674
2028	1,344
2029	1,230
2030	3,343
Thereafter	5,633
Total principal repayments	13,527
Deferred financing costs and other	(358)
Total - Dec. 31, 2025	$13,169
Total - Dec. 31, 2024	$12,178
The weighted average interest rates of non-recourse borrowings are as follows:

	As of December 31,
	2025	2024
Weighted average interest rates	6%	6%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2025	Local Currency		Dec. 31, 2024	Local Currency
U.S. dollars	$7,168	USD	$7,168	$6,989	USD	$6,989
British pounds	3,424	GBP	2,541	2,860	GBP	2,285
Brazilian real	2,935	BRL	16,150	2,786	BRL	17,250
(b)Supplemental Information
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	Dec. 31, 2024	Cash Flows	Held for sale	Foreign Exchange Movement and Other(1)	Dec. 31, 2025
Non-recourse borrowings	$12,178	$18	$—	$973	$13,169

US$ MILLIONS	Dec. 31, 2023	Cash Flows	Held for sale	Foreign Exchange Movement and Other	Dec. 31, 2024
Non-recourse borrowings	$12,028	$2,135	$(1,197)	$(788)	$12,178

(1)During the year ended December 31, 2025, approximately $0.3 billion of non-recourse borrowings were assumed by our global intermodal logistics subsidiary in connection with a tuck-in acquisition which was treated as an asset purchase. See Note 9, Property, Plant and Equipment for further details.